Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2015
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2015 and December 31, 2014, consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$57,070	$(16,899)	$40,171
Additions	—	(4,742)	(4,742)
Disposals**	(44,877)	12,748	(32,129)
Write-off*	(1,695)	1,695	—

Balance at December 31, 2014	$10,498	$(7,198)	$3,300

Additions	—	(776)	(776)
Disposals***	(10,498)	7,974	(2,524)

Balance at December 31, 2015	$—	$—	$—

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$(5,819)	$2,258	$(3,561)
Additions	—	683	683

Balance at December 31, 2014	$(5,819)	$2,941	$(2,878)

Additions	—	317	317
Disposals***	5,819	(3,258)	2,561

Balance at December 31, 2015	$—	$—	$—

Amortization (expense) /income of favorable and unfavorable lease terms for the years ended December 31, 2015, 2014 and 2013 is presented in the following table:

	December 31, 2015	December 31, 2014	December 31, 2013
Unfavorable lease terms	$317	$683	$684
Favorable lease terms charter-out(*)	(776)	(4,742)	(11,062)

Total	$(459)	$(4,059)	$(10,378)

(*)
On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.

(**)
On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream. The carrying amount of the favorable leases was $32,129.

(***)
On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).